Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal ETF Trust
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
God Bless America ETF
Shareholder Report [Line Items]
Fund Name	God Bless America ETF
Class Name	God Bless America ETF
Trading Symbol	YALL
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the God Bless America ETF (the "Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.godblessamericaetf.com. You can also request this information by contacting us at (855) 434-4080 or by contacting the Fund at God Bless America ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 434-4080
Additional Information Website	www.godblessamericaetf.com
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
God Bless America ETF	$77	0.65%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 36.45% (NAV) for the fiscal year ended August 31, 2024 as compared to 27.14% for the S&P 500® Total Return Index (the ''S&P 500®''). The Fund invests at least 80% of its net assets in equity securities listed on U.S. exchanges across eleven sectors of the S&P 500®, and performance was positively impacted by having over 90% of the Fund's portfolio invested during the period. Domestic equities rallied for the year and were generally influenced by shifting expectations around GDP growth, inflation, and anticipation for lower interest rates.

What Factors Influenced Performance?

While the Fund remained structurally underweight the technology sector relative to the S&P 500® during the reporting period, stock selection and active positioning within the sector had a positive contribution to performance. Greater exposure to the health care and utilities sectors relative to the S&P 500® positively impacted performance. Stock selection within health care also contributed to performance. The Fund’s overweight the consumer staples sector relative to the S&P 500® and stock selection within that sector detracted from performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended August 31, 2024	1 Year	Since Inception (10/10/2022)
God Bless America ETF (NAV)	36.45%	40.17%
God Bless America ETF (MKT)	36.28%	40.13%
S&P 500® Total Return Index	27.14%	28.68%

Performance Inception Date	Oct. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.godblessamericaetf.com for more recent performance information.
Net Assets	$ 77,574,000
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 394,588
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)

Fund Size (Thousands)	$77,574
Number of Holdings	41
Total Advisory Fee Paid	$394,588
Annual Portfolio Turnover	24%

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2024) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
NVIDIA Corp.	6.4
Tesla, Inc.	5.9
HCA Healthcare, Inc.	5.0
The Boeing Co.	4.9
Broadcom, Inc.	4.8
Amgen, Inc.	4.7
The Allstate Corp.	4.6
Danaher Corp.	4.6
Costco Wholesale Corp.	4.5
Charter Communications, Inc. - Class A	4.4

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.